Taxes - Additional Information (Detail) $ in Millions		12 Months Ended
	Oct. 24, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jan. 01, 2018	Sep. 30, 2017 USD ($)
Disclosure Of Taxes [Line Items]
Tax amount in dispute		$ 11,552
Tax settlement, debts		2,462
Other taxes		$ 1,843	$ 714	$ 2,796
Number of times unit of production method rate		2.5
Initial percentage of production taxes					20.00%
Oil and gas exploration costs [Member]
Disclosure Of Taxes [Line Items]
Tax losses		$ 2,660	2,532
Brazil [member]
Disclosure Of Taxes [Line Items]
Statutory corporate tax rates		25.00%
United States [Member] | Oil and gas exploration costs [Member]
Disclosure Of Taxes [Line Items]
Tax losses		$ 2,370	2,276
Spain [Member] | Oil and gas exploration costs [Member]
Disclosure Of Taxes [Line Items]
Tax losses		290	$ 256
Tax settlement programs - PRT [member]
Disclosure Of Taxes [Line Items]
Tax amount in dispute		502
Proceedings from tax settlement		502
Tax loss carry forwards		402
Used tax loss carry forwards		248
Tax settlement after foreign translation effects		153
Tax settlement amount paid		100
Legal proceedings tax settlement		485
Tax settlement effect in income statement		82
Tax settlement, debts		502
Special tax settlement programs - PERT [member]
Disclosure Of Taxes [Line Items]
Tax amount in dispute		2,203
Tax settlement amount paid		432
Legal proceedings tax settlement		$ 1,977
Percentage of deduction to payroll and compensation of key management participants		20.00%
Tax settlement amount payable		$ 1,317
Tax settlement period		145 months
Tax settlement decreased amount	$ 239	$ 125
Tax settlement, debts		1,202				$ 226
Tax settlement, debts paid amount		$ 103
Tax liabilities settlement period		141 months
Impacts within the statement of income		$ 1,839
Tax debts after reliefs and tax effects		1,117
Reversals of deferred income tax assets for unused tax losses		711
Indexation charges		22
Special tax settlement programs - PERT [member] | Transpetro and BR [member]
Disclosure Of Taxes [Line Items]
Tax settlement, debts		59
Non -tax debts settlement program - PRD [member]
Disclosure Of Taxes [Line Items]
Tax amount in dispute		340
Tax settlement amount paid		227
Tax settlement amount payable		136
Tax settlement, debts		227
Impacts within the statement of income		164
Tax settlement amount		340
Withholding income taxes [member]
Disclosure Of Taxes [Line Items]
Tax amount in dispute		8,507
Tax settlement amount payable		531
Tax settlement, debts		531
Impacts within the statement of income		351
Tax settlement amount		8,507
Tax amensty programs - State Tax [member]
Disclosure Of Taxes [Line Items]
Other taxes		$ 117
Social Contribution on Net Income (CSLL) [Member] | Brazil [member]
Disclosure Of Taxes [Line Items]
Statutory corporate tax rates		9.00%
Tax benefit disputes [member] | Special tax settlement programs - PERT [member]
Disclosure Of Taxes [Line Items]
Tax settlement, debts		$ 104
Tax loss carry forwards disputes [member] | Special tax settlement programs - PERT [member]
Disclosure Of Taxes [Line Items]
Tax settlement, debts		38
PIS and COFINS [Member] | Special tax settlement programs - PERT [member]
Disclosure Of Taxes [Line Items]
Tax settlement, debts		25
Brazilian federal settlement programs [member]
Disclosure Of Taxes [Line Items]
Tax amount in dispute		11,552
Tax relief [member] | Special tax settlement programs - PERT [member] | Transpetro and BR [member]
Disclosure Of Taxes [Line Items]
Tax settlement, debts		38
Tax relief [member] | Tax benefit disputes [member] | Special tax settlement programs - PERT [member]
Disclosure Of Taxes [Line Items]
Tax settlement, debts		48
Tax relief [member] | Tax loss carry forwards disputes [member] | Special tax settlement programs - PERT [member]
Disclosure Of Taxes [Line Items]
Tax settlement, debts		20
Tax relief [member] | PIS and COFINS [Member] | Special tax settlement programs - PERT [member]
Disclosure Of Taxes [Line Items]
Tax settlement, debts		$ 19